Equity - Issuance of stock and warrants (Details) $ / shares in Units, $ in Thousands													3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2022 director	Sep. 27, 2022 shares	Jun. 16, 2022 USD ($) $ / shares shares	Jan. 01, 2022 shares	Aug. 11, 2021 shares	Jul. 22, 2021 shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) individual shares	Jun. 18, 2021 individual shares	Dec. 03, 2020 USD ($) shares	May 28, 2020 shares	Apr. 15, 2020 USD ($) $ / shares shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 15, 2022 $ / shares	Jul. 16, 2021 $ / shares shares	Jul. 15, 2021 $ / shares	Jun. 27, 2021 $ / shares
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)			74,773						4,000
Number of shares in exchange of warrant exercise																				8,000
Percentage of common stock issued							75.00%
Proceeds from warrants exercised | $												$ 600			$ 2,492	$ 45,616	$ 45,616	$ 679
Common stock issued for professional services (in shares)											1,000
Warrant exercise price (in dollars per share) | $ / shares			$ 33.33									$ 0.12							$ 300.00
Warrants exercise price expressed																				95.00%
Payment of credit agreement | $																$ 10,500	$ 10,500
Stock issued (in shares)								3,754	2,000
Number of healthcare focused institutional investors | individual								2	2
Credit agreement
Equity
Number of shares in exchange of warrant exercise												101,717
Proceeds from warrants exercised | $												$ 600
Warrant exercise price (in dollars per share) | $ / shares												$ 6.00
Payment of credit agreement | $							$ 10,500
Minimum
Equity
Warrant exercise price (in dollars per share) | $ / shares																					$ 13.20
Maximum
Equity
Warrant exercise price (in dollars per share) | $ / shares																					$ 15.00
2019 private placement
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)								3,754
Proceeds from warrants exercised | $								$ 100		$ 100
Stock issued (in shares)								2,609		11,600
Restricted Shares
Equity
Common stock issued for professional services (in shares)					750
Contract expiration term					6 months
Restricted stock units
Equity
Issuance of stock from RSUs (shares)													2,321	35,115	20,505	35,115
Shares, Cancelled		12,443													11,651
Shares, Vested (in shares)				12,443		7,603									20,814		37,986
Number of non-employee directors | director	3
Stock issued (in shares)																	37,986
Class Of Warrant Investors Issued June 2022
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)			74,773
Proceeds from warrants exercised | $			$ 2,500
June 2021 warrants
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)							158,588
Proceeds from warrants exercised | $							$ 45,500
June 2021 warrants | Credit agreement
Equity
Proceeds to repay | $							10,800
Payment of credit agreement | $							10,500
Accrued interest | $							$ 300
Series E warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares							$ 300.00															$ 532.00
New Unregistered Warrants
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)			17,773				142,617
Number of shares in exchange of warrant exercise			74,773				118,941
Percentage of common stock issued			100.00%				75.00%
Cash purchase price per share | $ / shares			$ 33.33				$ 4.6875												$ 300.00
Warrant exercise price (in dollars per share) | $ / shares							$ 300.00
Exchange Warrants
Equity
Number of shares in exchange of warrant exercise																				10,098
Warrant exercise price (in dollars per share) | $ / shares																				$ 201.90
New Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares																				$ 201.90
Warrants term																				5 years
New Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise																				8,000
Common Stock
Equity
Issuance of stock from RSUs (shares)													2,321	35,115	20,505	35,115
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)													57,000		74,773
Common stock issued for professional services (in shares)														750		750	750	564
Stock issued (in shares)																	37,986
Common Stock | 2019 private placement
Equity
Stock issued (in shares)								1,145
Warrants to purchase common stock
Equity
Unissued shares held in abeyance (in shares)			57,000
Number of unexercised warrants			32,190